Consolidated Statements of Changes In Shareholders' Deficit (Parenthetical) - USD ($)	Jan. 22, 2022	Dec. 31, 2021	Nov. 17, 2021	Dec. 31, 2023
Common Stock Shares Outstanding				5,118,553
Common stock par or stated value per share		$ 0.0001		$ 0.0001
Convertible Preferred Stock [Member]
Preferred stock par or stated value per share		$ 0.0001		0.0001
ANDRETTI ACQUISITION CORP. [Member]
Preferred stock par or stated value per share				$ 0.0001
ANDRETTI ACQUISITION CORP. [Member] | Founder Shares [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Stock Issued During Period Shares Surrendered			1,437,500
Stock Issued During Period Value Surrendered			$ 0
Common Stock Shares Outstanding			5,620,000
ANDRETTI ACQUISITION CORP. [Member] | Common Class B [Member]
Common Stock Shares Outstanding				5,750,000
Common stock par or stated value per share				$ 0.0001
ANDRETTI ACQUISITION CORP. [Member] | Common Class B [Member] | Sponsor [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited			1,437,500
Common Stock Shares Outstanding			5,620,000
ANDRETTI ACQUISITION CORP. [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited	0	750,000